Document and Entity Information	May 10, 2024
Document And Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	May 10, 2024
Entity Registrant Name	SunLink Health Systems Inc.
Entity Incorporation, State or Country Code	GA
Entity File Number	001-12607
Entity Tax Identification Number	31-0621189
Entity Address, Address Line One	900 Circle 75 Parkway
Entity Address, Address Line Two	Suite 690
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30339
City Area Code	770
Current Fiscal Year End Date	--06-30
Local Phone Number	933-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	true
Entity Central Index Key	0000096793
Amendment Description	As previously reported, on May 10, 2024, the Board of Directors (the “Board”) of SunLink Health Systems, Inc. (the “Company”) adopted the Company’s Amended and Restated Bylaws (the “Bylaws”) for the purpose of adding a new Section 2.15 to the Company’s pre-existing bylaws.Section 2.15 of the Bylaws sets forth the procedures that a shareholder must follow in order to submit a proposal of business for a shareholder vote or to nominate a person for election to the Board at an annual or special meeting of shareholders. Set forth below is a summary of these procedures. Notice Requirements for Shareholder Proposals (Excluding Director Nominations). Section 2.15(a) of the Bylaws provides that no proposal for a shareholder vote (other than director nominations which are described below) shall be submitted by a shareholder (a “Shareholder Proposal”) to the Company’s shareholders unless the shareholder submitting such proposal (the “Proponent”) shall have filed a written notice which includes, among other things: (i) the name and business address of the Proponent (including each beneficial owner, if any, on whose behalf the Shareholder Proposal is being made) and all Persons (as defined in Section 2.15(a) of the Bylaws) acting in concert with the Proponent (or such beneficial owner), and the name and address of all of the foregoing as they appear on the Company’s books (if they so appear); (ii) the class and number of shares of the Company that are owned beneficially and of record by the Proponent (including each beneficial owner, if any, on whose behalf the Shareholder Proposal is being made) and the other Persons identified in clause (i); (iii) a description of the Shareholder Proposal containing all material information relating thereto, including the information identified in Section 2.15(a)(iv) of the Bylaws; (iv) a description of any agreement, arrangement or understanding with respect to the Shareholder Proposal between or among the Proponent and each beneficial owner, if any, on whose behalf the Shareholder Proposal is being made, any of their respective affiliates or associates, and any others acting in concert with any of the foregoing; (v) a description of any agreement, arrangement or understanding (including any derivative or short positions, profit interests, options, warrants, convertible securities, stock appreciation or similar rights, hedging transactions, and borrowed or loaned shares) that has been entered into as of the date of such written notice by, or on behalf of, the Proponent and each beneficial owner, if any, on whose behalf the Shareholder Proposal is being made, the effect or intent of which is to mitigate loss to, manage risk or benefit of share price changes for, or increase or decrease the voting power of, the Proponent or such beneficial owner, with respect to the Company’s securities; (vi) a representation that the Proponent is a holder of record of the capital stock of the Company entitled to vote at the meeting, will so remain at the time of the meeting, and intends to appear in person or by proxy at the meeting to propose such business; (vii) a representation whether the Proponent or any beneficial owner on whose behalf the Shareholder Proposal is being made intends or is part of a group which intends (a) to deliver a proxy statement and/or form of proxy to holders of at least the percentage of the Company’s outstanding capital stock required to approve or adopt the Shareholder Proposal or (b) otherwise to solicit proxies from shareholders in support of such Shareholder Proposal; and (viii) any other information relating to the Proponent and such beneficial owner, if any, required to be disclosed in a proxy statement or other filing in connection with solicitations of proxies for the Shareholder Proposal under Section 14(a) of the Exchange Act.
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	SSY
Security Exchange Name	NYSEAMER
Security Exchange Name	NYSEAMER
Right [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NONE
Security Exchange Name	NONE
No Trading Symbol Flag	true